Consolidated Statement of Changes in Equity € in Millions, $ in Millions	USD ($)	EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Reserves [member] USD ($)	Share-based payment reserves [member] USD ($)	OCI reserves [member] USD ($)	Deferred share instrument [member] USD ($)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)
Beginning balance at Dec. 31, 2017	$ 80,200		$ 1,736	$ 17,620	$ (8,980)	$ 45,726	$ 1,753	$ (14,784)	$ 1,119	$ 28,387	$ 72,576	$ 7,624
Impact of adopting IFRSs 9 and 15	(46)									(4)	(4)	(42)
Beginning balance, as adjusted at Dec. 31, 2017	80,154		1,736	17,620	(8,980)	45,726	1,753	(14,784)	1,119	28,383	72,572	7,582
Profit of the period	3,590									2,954	2,954	636
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3,688)							(3,352)			(3,352)	(336)
Cash flow hedges	322							229			229	92
Re-measurements of post-employment benefits	(6)							(4)			(4)	(2)
Total comprehensive income	218							(3,126)		2,954	(173)	391
Dividends	(4,970)								(56)	(4,392)	(4,448)	(523)
Treasury shares	(9)				2,431				(1,063)	(1,368)		(9)
Share-based payments	115						117				117	(2)
Purchase/(sale) of non-controlling interests										429	429	(429)
Scope and other changes	5									(17)	(17)	22
Ending balance at Jun. 30, 2018	75,513		1,736	17,620	(6,549)	45,726	1,870	(17,910)		25,989	68,480	7,032
Beginning balance at Dec. 31, 2017	80,200		1,736	17,620	(8,980)	45,726	1,753	(14,784)	1,119	28,387	72,576	7,624
Beginning balance, as adjusted at Dec. 31, 2017	80,154		1,736	17,620	(8,980)	45,726	1,753	(14,784)	$ 1,119	28,383	72,572	7,582
Other comprehensive income
Dividends | €		€ (3,557)
Ending balance at Dec. 31, 2018	71,889		1,736	17,620	(6,549)	45,726	2,037	(22,152)		26,068	64,485	7,404
Profit of the period	6,642									6,055	6,055	587
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1,714							1,719			1,719	(3)
Cash flow hedges	(168)							(134)			(134)	(34)
Re-measurements of post-employment benefits	(35)							(37)			(37)	2
Total comprehensive income	8,154							1,548		6,055	7,603	551
Dividends	(2,553)									(2,339)	(2,339)	(214)
Treasury shares	(4)				279					(281)	(2)	(2)
Share-based payments	161						157				157	3
Hyperinflation monetary adjustments	206									127	127	79
Scope and other changes	279									202	202	77
Ending balance at Jun. 30, 2019	$ 78,131		$ 1,736	$ 17,620	$ (6,270)	$ 45,726	$ 2,194	$ (20,604)		$ 29,831	$ 70,233	$ 7,898